Other Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Cash-settled share-based compensation	$ 62.0	$ 25.5
Deferred non-corporate tax liabilities	0.0	13.2
Interest rate swap	2.3	6.9
Other	8.2	8.2
Other liabilities	72.5	53.8
Less current portion	34.5	14.3
Long-term portion	$ 38.0	$ 39.5